Consolidated Statements of Shareholders' Equity - USD ($)	Preferred Shares	Common Shares	Treasury	Additional paid -in capital	Accumulated Deficit	Total
Balance at Dec. 31, 2020		$ 480,438		$ 53,219,626	$ (16,069,456)	$ 37,630,608
Balance (in Shares) at Dec. 31, 2020		48,043,788
Issuance of ordinary shares pursuant to certain private placements		$ 137,528		71,200,206		71,337,734
Issuance of ordinary shares pursuant to certain private placements (in Shares)		13,752,810
Issuance of ordinary shares pursuant to conversion of convertible notes		$ 2,797		1,277,203		1,280,000
Issuance of ordinary shares pursuant to conversion of convertible notes (in Shares)		279,662
Issuance of ordinary shares pursuant to direct offerings		$ 61,972		34,193,028		34,255,000
Issuance of ordinary shares pursuant to direct offerings (in Shares)		6,197,194
Share-based compensation in connection with issuance of ordinary shares		$ 1,802		1,444,296		1,446,098
Share-based compensation in connection with issuance of ordinary shares (in Shares)		180,232
Issuance of ordinary shares in connection with share-based compensation		$ 22,532		20,438,786		20,461,318
Issuance of ordinary shares in connection with share-based compensation (in Shares)		2,253,217
Exchange of ordinary shares into preferred shares	$ 9,050,000	$ (10,000)			9,040,000
Exchange of ordinary shares into preferred shares (in Shares)	1,000,000	(1,000,000)
Withholding of ordinary shares for payment of employee withholding taxes			$ (1,094,859)	1,094,859
Withholding of ordinary shares for payment of employee withholding taxes (in Shares)		(115,514)	(115,514)
Net Loss					(1,009,952)	(1,009,952)
Balance at Dec. 31, 2021	$ 9,050,000	$ 697,069	$ (1,094,859)	182,868,004	(26,119,408)	165,400,806
Balance (in Shares) at Dec. 31, 2021	1,000,000	69,591,389	(115,514)
Withholding of ordinary shares for payment of employee withholding taxes			$ (76,820)			(76,820)
Withholding of ordinary shares for payment of employee withholding taxes (in Shares)		(14,472)	(14,472)
Share-based compensation in connection with issuance of ordinary shares to employees		$ 1,618		1,807,964		1,809,582
Share-based compensation in connection with issuance of ordinary shares to employees (in Shares)		161,768
Share-based compensation in connection with issuance of ordinary shares to consultants and director		$ 240		121,860		122,100
Share-based compensation in connection with issuance of ordinary shares to consultants and director (in Shares)		24,000
Share-based compensation in connection with issuance of share options to employees				326,712		326,712
Share-based compensation in connection with issuance of ordinary shares for marketing services		$ 2,451		997,549		1,000,000
Share-based compensation in connection with issuance of ordinary shares for marketing services (in Shares)		245,098
Issuance of ordinary shares in connection with private placements with an institutional investor		$ 109,903		20,900,097		21,010,000
Issuance of ordinary shares in connection with private placements with an institutional investor (in Shares)		10,990,327
Issuance of ordinary shares in exchange of bitcoin miners		$ 14,875		5,622,657		5,637,532
Issuance of ordinary shares in exchange of bitcoin miners (in Shares)		1,487,473
Net Loss					(105,296,603)	(105,296,603)
Balance at Dec. 31, 2022	$ 9,050,000	$ 826,156	$ (1,171,679)	212,644,843	(131,416,011)	89,933,309
Balance (in Shares) at Dec. 31, 2022	1,000,000	82,485,583	(129,986)
Share-based compensation in connection with issuance of ordinary shares to employees		$ 23,113		8,546,886		8,569,999
Share-based compensation in connection with issuance of ordinary shares to employees (in Shares)		2,311,308
Share-based compensation in connection with issuance of ordinary shares to consultants		$ 9,414		2,872,253		2,881,667
Share-based compensation in connection with issuance of ordinary shares to consultants (in Shares)		941,372
Share-based compensation in connection with issuance of ordinary shares to director		$ 600		105,900		106,500
Share-based compensation in connection with issuance of ordinary shares to director (in Shares)		60,000
Exercise of share-based compensation		$ 19		2,531		2,550
Exercise of share-based compensation (in Shares)		1,875
Share-based compensation expense				442,312		442,312
Declaration of dividends to preferred shareholders					(1,600,000)	(1,600,000)
Issuance of ordinary shares in connection with private placements with an institutional investor		$ 67,477		20,942,523		21,010,000
Issuance of ordinary shares in connection with private placements with an institutional investor (in Shares)		6,747,663
Issuance of common stock/At-the-market offering, net of offering costs		$ 147,440		45,103,361		45,250,801
Issuance of common stock/At-the-market offering, net of offering costs (in Shares)		14,744,026
Net Loss					(13,893,281)	(13,893,281)
Balance at Dec. 31, 2023	$ 9,050,000	$ 1,074,218	$ (1,171,679)	$ 290,660,609	$ (146,909,292)	$ 152,703,856
Balance (in Shares) at Dec. 31, 2023	1,000,000	107,291,827	(129,986)